Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013 Property	Mar. 31, 2012	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013 Subsequent Event Property	Jul. 25, 2013 Subsequent Event	Jul. 25, 2013 Subsequent Event Base Management Fees [Member]	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO does not exceed hurdle rate	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO does not exceed hurdle rate Maximum	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO exceeds hurdle rate	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO exceeds hurdle rate Minimum	May 07, 2013 Subsequent Event Subsidiaries
Subsequent Event [Line Items]
Common stock issued in exchange for limited partnership interest													5,274,900
Limited partnership interest received in exchange for issuance of common stock													5,274,900
Annual Management fee as percentage of average real estate assets						0.75%
Number of multifamily property owned	8		8			8
Quarterly management fee payment rate as percentage of average real estate assets						0.1875%
Cumulative gross amount of equity capital, hurdle rate										1.75%		1.75%
Cumulative gross amount of equity capital, annual hurdle rate										7.00%		7.00%
Advisor incentive fee									0.00%		20.00%
Asset management fees	$ 82	$ 53	$ 240	$ 9	$ 0			$ 0
Transfer agent costs to be reimbursed							$ 132